LOANS PAYABLE	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
NOTE 6 - LOANS PAYABLE

On November 1, 2012, two third parties forgave all debts owing to them by the Company for all advances loans totalling $36,896.  All these sums were reflected as other income under statement of operations for the period ended November 30, 2012.